Segment information (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Non-current assets	$ 112,015	$ 39,252
Australia [Member]
Statement [Line Items]
Non-current assets	42,591	30,452
USA [Member]
Statement [Line Items]
Non-current assets	4,466	2,210
South Africa
Statement [Line Items]
Non-current assets	8,151	1,915
Brazil
Statement [Line Items]
Non-current assets	13,664	604
Canada
Statement [Line Items]
Non-current assets	28,293	3,036
Peru
Statement [Line Items]
Non-current assets	46	46
Mali
Statement [Line Items]
Non-current assets	1,504	0
Coted Ivoire
Statement [Line Items]
Non-current assets	13,300	0
Cayman Islands
Statement [Line Items]
Non-current assets	$ 0	$ 989